Borrowings and Debt Securities (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings and Debt Securities [Abstract]
Borrowings and Debt Securities
Borrowings and debt securities as of December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Current liabilities
Short-term borrowings	￦	860,602	1,098,555
Current portion of long-term borrowings		312,994	217,579
Current portion of debt securities		6,790,778	7,545,485
Less : Current portion of discount on long-term borrowings		(972)	(1,000)
Less : Current portion of discount on debt securities		(1,974)	(2,780)
Add : Current portion of premium on debt securities		20	—

		7,961,448	8,857,839

Non-current liabilities
Long-term borrowings		3,280,015	3,411,052
Debt securities		49,905,077	55,716,183
Less : Discount on long-term borrowings		(22,000)	(21,309)
Less : Discount on debt securities		(89,913)	(88,920)
Add: Premium on debt securities		—	1,696

		53,073,179	59,018,702

	￦	61,034,627	67,876,541

Repayment schedule of borrowings and debt securities
Repayment schedule of borrowings and debt securities as of December 31, 2018 and 2019 are as follows:

2018
Type		Borrowings	Debt Securities
		In millions of won
Less than 1 year	￦	1,173,596	6,790,778
1~ 5 years		1,911,226	30,175,734
Over 5 years		1,368,789	19,729,343

	￦	4,453,611	56,695,855

2019
Type		Borrowings	Debt Securities
		In millions of won
Less than 1 year	￦	1,316,134	7,545,485
1~ 5 years		2,113,404	31,552,963
Over 5 years		1,297,648	24,163,220

	￦	4,727,186	63,261,668

Short-term borrowings
Short-term borrowings as of December 31, 2018 and 2019 are as follows:

2018
Type	Creditor	Interest rate (%)	Maturity	Foreign currency		Local currency
In millions of won and thousands of foreign currencies
Local short-term borrowings	KTB Investment and securities and others	2.05~2.51	2019.01.04~ 2019.02.20	—	￦	674,000
Foreign short-term borrowings	SCNT and others	4.60~6.50	2019.12.03	USD 8,955		10,013
Foreign short-term borrowings	BDO Unibank	6.59	2020.12.17(*)	PHP 450,000		9,581
Local bank overdraft	Nonghyup Bank	2.59~3.09	2019.01.10~ 2019.12.31	—		142,773
Local bank overdraft	Woori Bank	Standard overdraft rate+1.09	2019.02.26	—		24,235

					￦	860,602

2019
Type	Creditor	Interest rate (%)	Maturity	Foreign currency		Local currency
In millions of won and thousands of foreign currencies
Local short-term borrowings	DB financial investment and others	2.00~2.20	2020.01.13~ 2020.02.05	—	￦	280,000
Foreign short-term borrowings	LG-CNS	4.60	2020.06.30	USD 23,699		27,439
Foreign short-term borrowings	BDO Unibank	3.92	2020.12.20	PHP 225,000		5,130
Foreign short-term borrowings	Mizuho Bank	4.60	2020.06.30	USD 11,027		12,767
Electronic short-term bonds	Mirae asset daewoo and others	1.72~2.20	2020.01.10~ 2020.02.05	—		400,000
Local bank overdraft	Korea development Bank and others	1.98~2.75	2020.01.01~ 2020.04.16	—		373,219

					￦	1,098,555

(*)	The contractual maturity is 2020 but is classified as short-term borrowing due to intention of early payment in 3 months after borrowing.

Long-term borrowings
Long-term borrowings as of December 31, 2018 and 2019 are as follows:

2018
Type		Interest rate (%)		Maturity	Foreign currency	Local currency
		In millions of won and thousands of foreign currencies
Local long-term borrowings
Korea Development Bank	Others	0.50		2019~2044	—	￦	4,154
	Facility	2.45~4.60		2023~2028	—		66,793
	Operating funds	2.59~3.56		2020~2021	—		67,000
	Operating funds	1yr KoFC bond rate+0.95		2020	—		14,000
Hana Bank	Commercial Paper	3M CD+0.19~0.32		2021~2023	—		950,000
	Facility	4.60		2028	—		13,781
	Facility	3yr KTB rate-1.25		2019~2028	—		8,072
IBK	PF Refinancing	CD+1.25		2030	—		22,500
Export-Import Bank of Korea	Project loans	1.50		2026	—		22,096
	Operating funds	2.21		2020	—		35,000
Korea Energy Agency	Development of power resources	3yr KTB rate-2.25		2023~2025	—		5,558
	Facility	3yr KTB rate-2.25		2019~2024	—		2,589
	Project loans	—		2023	—		1,197
	Others	KTB rate -2.25		2024~2028	—		17,347
Shinhan Bank	Collateral borrowing	2.32		2019	—		30,000
	Facility	CB rate+1.10		2028	—		20,672
	Others	3.95		2035	—		103,851
	Others	Standard overdraft rate+1.00		2035	—		103,851
Kookmin Bank	Facility	3.16		2020	—		10,000
	Facility	MOR+0.79		2023	—		30,333
Others	Facility	1.75~4.60		2026~2036	—		168,080
	Facility	CB rate+1.10~1.60		2023~2036	—		52,810
	PF Refinancing	4.10		2030	—		62,500
	Others	4.50~7.90		2022~2039	—		102,347

							1,914,531

Foreign long-term borrowings
Korea Energy Agency	Project loans		—		2021~2023		USD 8,744		9,776
Export-Import Bank of Korea and others	Direct loan and others		1M Libor+1.80~ 3.20		2036		USD 123,909		138,542
	Direct loan and others		3M Libor+2.75~ 3.70		2027		JOD 158,524		249,783
	Commercial loan and others		3M Libor+1.50~ 2.50		2030~2033		USD 277,538		310,315
	PF Loan		6M Libor+1.70~ 2.50		2032		USD 126,798		141,773
	Others		3.88		2021		USD 278,105		310,427
SCNT and others	Shareholder’s loan		8.00		2031		JOD 4,853		7,647
	Shareholder’s loan		6.50~8.00		2023		USD 44,680		49,956
PT PJB	Shareholder’s loan		12.75		2019		IDR 5,569,304		428
Samsung Life Insurance and others	Syndicated Loan		3.10		2032		JPY 5,286,835		53,565
Woori Bank and others	Syndicated Loan		JPY 6M Libor+2.00		2032		JPY 3,410,381		34,553
SMBC and others	Equity Bridge Loan		1M Libor+0.90		2019		USD 44,019		49,218
IFC and others	Others		6M Libor+5.00		2031		PKR 25,900,420		206,944
Federal Financing Bank and others	PF loan		2.39~13.00		2031~2038		USD 102,322		114,406
Others	Others		—		2019		USD 1,025		1,145

									1,678,478

									3,593,009
Less : Discount on long-term borrowings									(22,972)
Less : Current portion of long-term borrowings									(312,994)
Add : Current portion of discount on long-term borrowings									972

								￦	3,258,015

2019
Type		Interest rate (%)	Maturity	Foreign currency	Local currency
		In millions of won and thousands of foreign currencies
Local long-term borrowings
Korea Development Bank	Others	0.50	2020~2044	—	￦	3,500
	Facility	2.50~4.60	2023~2028	—		59,845
	Operating funds	2.33~3.04	2020~2022	—		55,000
	Operating funds	1yr KoFC bond rate +0.95	2020~2022	—		24,000
Hana Bank	Commercial Paper	3M CD+0.13~0.32	2021~2024	—		1,150,000
	Facility	4.60	2028	—		12,466
	Facility	3yr KTB rate-1.25	2020~2028	—		6,699
IBK	PF Refinancing	CD+1.25	2030	—		10,497
Export-Import Bank of Korea	Project loans	1.50	2026	—		19,150
	Operating funds	2.21	2020	—		35,000
Korea Energy Agency	Development of power resources	3yr KTB rate-2.25	2023~2025	—		4,350
	Facility	3yr KTB rate-2.25	2020~2024	—		2,058
	Project loans	—	2023	—		1,197
	Others	KTB rate-2.25	2024~2028	—		15,696
Shinhan Bank	Facility	CB rate+1.10	2028	—		18,698
	Others	3.95	2035	—		99,146
	Others	Standard overdraft rate+1.00	2035	—		99,146
Kookmin Bank	Facility	3.16	2020	—		10,000
	Facility	MOR+0.79	2023	—		23,333
Others	Facility	1.75~6.80	2026~2036	—		390,044
	Facility	CB rate+1.10~1.60 Standard overdraft rate+2.45	2023~2036	—		111,834
	PF Refinancing	4.10	2030	—		29,159
	Others	4.50~7.90	2022~2039	—		102,348

						2,283,166

Foreign long-term borrowings
Korea Energy Agency	Project loans	—	2021~2023	USD 8,744		10,123
Export-Import Bank of Korea and others	Direct loan and others	1M Libor+1.80~3.20	2036	USD 101,912		117,994
	Direct loan and others	3M Libor+2.75~3.70	2027	JOD 146,380		239,039
	PF Loan	6M Libor+2.50~2.70	2032	USD 118,684		137,412
	Others	3.88	2021	USD 289,709		334,685
SCNT and others	Shareholder’s loan	6.50~8.00	2023	USD 13,000		15,051
	Shareholder’s loan	8.00	2031	JOD 4,853		7,925
Samsung Life Insurance and others	Syndicated Loan	3.10	2032	JPY 4,981,038		52,972
Woori Bank and others	Syndicated Loan	JPY 6M Libor+2.00	2032	JPY 3,213,121		34,171
IFC and others	Others	6M Libor+5.00	2031	PKR 37,252,930		278,652
Federal Financing Bank and others	PF Loan	2.39~13.00	2031~2038	USD 101,380		117,377
Others	Others	—	—	USD 57		64

						1,345,465

						3,628,631
Less : Discount on long-term borrowings						(22,309)
Less : Current portion of long-term borrowings						(217,579)
Add : Current portion of discount on long-term borrowings						1,000

					￦	3,389,743

Local debt securities
Local debt securities as of December 31, 2018 and 2019 are as follows:

	Issue date	Maturity	Interest rate (%)		2018	2019
	In millions of won
Electricity Bonds	2010.04.08~ 2019.12.30	2020.01.12~ 2049.10.24	1.32~5.26	￦	24,480,000	28,450,000
Corporate Bonds(*)	2009.10.16~ 2019.12.19	2020.02.22~ 2049.12.19	1.29~6.00		23,223,228	24,463,577

					47,703,228	52,913,577
Less : Discount on local debt securities					(41,247)	(42,274)
Less : Current portion of local debt securities					(5,330,000)	(6,340,000)
Add : Current portion of discount on local debt securities					1,035	1,409

				￦	42,333,016	46,532,712

(*)	Corporate bonds of HeeMang Sunlight Power Co., Ltd. amounting to ￦2,697 million can be redeemed every March 31 after five years from its issue date, March 31, 2016.

Foreign debt securities
Foreign debt securities as of December 31, 2018 and 2019 are as follows:

	2018
Type	Issue date	Maturity	Interest rate (%)	Foreign currency		Local currency
	In millions of won and thousands of foreign currencies
FY-96	1996.04.01~ 1996.12.06	2026.12.01~ 2096.04.01	6.00~8.37	USD 249,071	￦	278,488
FY-97	1997.01.31~ 1997.08.04	2027.02.01~ 2027.08.01	6.75~7.00	USD 314,717		351,885
FY-04	2004.04.23	2034.04.23	5.13	USD 286,920		320,805
FY-11	2011.07.13	2021.07.13	4.75	USD 500,000		559,050
FY-12	2012.09.19	2022.09.19	3.00	USD 750,000		838,575
FY-13	2013.09.26~ 2013.10.23	2019.03.26~ 2019.04.23	1.50~1.63	CHF 400,000		454,488
FY-13	2013.09.25	2020.09.25	5.75	AUD 325,000		256,038
FY-14	2014.02.11~ 2014.12.02	2019.02.11~ 2029.07.30	2.38~3.57	USD 1,500,000		1,677,150
FY-15	2015.06.15	2025.06.15	3.25	USD 300,000		335,430
FY-16	2016.01.21	2021.07.21	2.50	USD 300,000		335,430
FY-17	2017.04.12~ 2017.07.25	2020.04.12~ 2027.07.25	2.38~3.13	USD 1,100,000		1,229,910
FY-17	2017.10.30	2037.10.30	1.70	EUR 40,000		51,166
FY-17	2017.11.16	2037.11.16	2.36	SEK 450,000		56,061
FY-18	2018.01.29~ 2018.07.25	2021.01.29~ 2023.07.25	3.00~3.88	USD 1,800,000		2,012,580
FY-18	2018.03.13	2028.03.13	3.35	HKD 1,650,000		235,571

						8,992,627
Less : Discount on foreign debt securities						(50,640)
Add : Premium on foreign debt securities						20
Less : Current portion of foreign debt securities						(1,460,778)
Add : Current portion of discount on foreign debt securities						939
Less: Current portion of premium on foreign debt securities						(20)

					￦	7,482,148

	2019
Type	Issue date	Maturity	Interest rate (%)	Foreign currency		Local currency
	In millions of won and thousands of foreign currencies
FY-96	1996.04.01~ 1996.12.06	2026.12.01~ 2096.04.01	6.00~7.95	USD 249,074	￦	288,379
FY-97	1997.01.31~ 1997.08.04	2027.02.01~ 2027.08.01	6.75~7.00	USD 314,717		364,379
FY-04	2004.04.23	2034.04.23	5.13	USD 286,920		332,196
FY-11	2011.07.13	2021.07.13	4.75	USD 500,000		578,900
FY-12	2012.09.19	2022.09.19	3.00	USD 750,000		868,350
FY-13	2013.09.25	2020.09.25	5.75	AUD 325,000		263,361
FY-14	2014.07.30~ 2014.12.02	2020.06.02~ 2029.07.30	2.50~3.57	USD 600,000		694,680
FY-15	2015.06.15	2025.06.15	3.25	USD 300,000		347,340
FY-16	2016.01.21	2021.07.21	2.50	USD 300,000		347,340
FY-17	2017.04.12~ 2017.07.25	2020.04.12~ 2027.07.25	2.38~3.13	USD 1,100,000		1,273,580
FY-17	2017.10.30	2037.10.30	1.70	EUR 40,000		51,897
FY-17	2017.11.16	2037.11.16	2.36	SEK 450,000		55,737
FY-18	2018.01.29~ 2018.07.25	2021.01.29~ 2023.07.25	3.00~3.88	USD 1,800,000		2,084,040
FY-18	2018.03.13	2028.03.13	3.35	HKD 1,650,000		245,289
FY-19	2019.01.22~ 2019.06.24	2022.01.22~ 2024.06.24	2.50~3.38	USD 800,000		926,240
FY-19	2019.02.27	2024.02.27	0.13	CHF 200,000		239,104
FY-19	2019.07.19	2024.07.19~ 2027.07.19	0~0.05	CHF 300,000		358,656
FY-19	2019.07.22	2022.07.22	2.38	USD 300,000		347,340
FY-19	2019.10.31	2024.10.30	3M BBSW+97bp	AUD 300,000		243,102
FY-19	2019.12.19	2037.12.31	3.3~5.7	USD 378,460		438,181

						10,348,091
Less : Discount on foreign debt securities						(49,426)
Add : Premium on foreign debt securities						1,696
Less : Current portion of foreign debt securities						(1,205,485)
Add : Current portion of discount on foreign debt securities						1,371

					￦	9,096,247

Changes in borrowings and debt securities
Changes in borrowings and debt securities for the years ended December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Beginning balance	￦	54,747,392	61,034,627
Cash flow		5,972,336	6,342,074
Effect of exchange rate fluctuations		322,515	494,414
Increase from the business combination		—	2,900
Others		(7,616)	2,526

Ending balance	￦	61,034,627	67,876,541